Fresh Start Accounting (Tables)	12 Months Ended
Dec. 31, 2023
Reorganizations [Abstract]
Reconciliation of enterprise value and reorganization value
The following table reconciles the enterprise value to the estimated fair value of the Successor’s common shares as of the Effective Date:

(In $ millions, except per share amount)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Less: Fair value of long-term debt	(951)
Implied value of Successor equity	1,499
Shares issued upon emergence	49,999,998
Per share value (US$)	29.98
The following table reconciles enterprise value to the reorganization value of the Successor (i.e., value of the total assets of the Successor) as of the Effective Date:

(In $ millions)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Plus: Non-interest-bearing current liabilities	350
Plus: Non-interest-bearing non-current liabilities	179
Total value of Successor Entity's assets on Emergence	2,979

Fresh-start adjustments	The explanatory notes provide additional information with regard to the adjustments recorded, the methods used to determine fair value and significant assumptions or inputs.

	February 22, 2022					February 23, 2022
(In $ millions)	Predecessor	Reorganization Adjustments		Fresh Start Adjustments		Successor
ASSETS
Current assets
Cash and cash equivalents	262	74	(a)	—		336
Restricted cash	135	(50)	(b)	—		85
Accounts receivable, net	169	—		—		169
Amount due from related parties, net	42	—		—		42
Asset held for sale - current	63	—		11	(k)	74
Other current assets	194	(17)	(c)	20	(k)	197
Total current assets	865	7		31		903
Non-current assets
Investment in associated companies	81	—		(17)	(l)	64
Drilling units	1,434	(175)	(d)	316	(m)	1,575
Restricted cash	69	—		—		69
Deferred tax assets	8	—		1	(n)	9
Equipment	11	—		(2)	(o)	9
Asset held for sale - non-current	345	—		(34)	(m,p)	311
Other non-current assets	13	—		26	(p)	39
Total non-current assets	1,961	(175)		290		2,076
Total assets	2,826	(168)		321		2,979
LIABILITIES AND SHAREHOLDERS'S EQUITY
Current liabilities
Trade accounts payable	53	—		—		53
Liabilities associated with asset held for sale - current	64	—		—		64
Other current liabilities	164	52	(e)	17	(q)	233
Total current liabilities	281	52		17		350
Liabilities subject to compromise	6,119	(6,119)	(f)	—		—
Liabilities subject to compromise associated with asset held for sale	118	(118)	(f)	—		—
Non-current liabilities
Long-term debt	—	951	(g)	—		951
Deferred tax liabilities	7	—		(1)	(r)	6
Liabilities associated with asset held for sale - non-current	2	—		—		2
Other non-current liabilities	108	—		63	(s)	171
Total non-current liabilities	117	951		62		1,130
SHAREHOLDERS' EQUITY
Predecessor common shares of par value	10	(10)	(h)	—		—
Predecessor additional paid-in capital	3,504	(3,504)	(h)	—		—
Accumulated other comprehensive loss	(1)	1	(h)	—		—
Retained (deficit)/earnings	(7,322)	7,080	(i)	242	(t)	—
Successor common shares of par value	—	—		—		—
Successor additional paid-in capital	—	1,499	(j)	—		1,499
Total shareholders’ (deficit)/equity	(3,809)	5,066		242		1,499
Total liabilities and shareholders' equity	2,826	(168)		321		2,979
* The total valuation of drilling units amounts to $1,882 million, of which $1,575 million relates to continuing operations and $307 million relates to discontinued operations.
Reorganization Adjustments
(a)Reflects the net cash receipts that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Receipt of cash from the issuance of the Term Loan Facility	175
Receipt of cash from the issuance of the Convertible Bond	50
Proceeds from the issuance of the Second Lien Facility	683
Settlement of the Prepetition Credit Agreement	(683)
Payment of the AOD cash out option	(116)
Payment of success-based advisor fees	(28)
Payment of the arrangement & financing fee for the Term Loan Facility	(5)
Transfer of cash to restricted cash for the professional fee escrow account funding	(2)
Change in cash and cash equivalents	74
(b)Reflects the net restricted cash payments that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Payment of net scrap rig proceeds to holders of Prepetition Credit agreement claims	(45)
Return of cash collateral to SFL for the amended West Linus lease agreement	(7)
Cash transferred from unrestricted cash for the professional fee escrow account funding	2
Change in restricted cash	(50)
(c)Reflects the change in other current assets for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Expense of Predecessor Directors & Officers insurance policy	(17)
Expense of the Commitment Premium and other capitalized debt issuance costs	(24)
Recognition of the right-of-use asset associated with the modified West Linus bareboat lease	24
Change in other current assets	(17)
(d)Reflects the change in drilling units for the derecognition of the West Linus of $175 million associated with modification of lease.
(e)Reflects the change in other current liabilities:

(In $ millions)	February 22, 2022 (Predecessor)
Accrued liability due to holders of Prepetition Credit agreement claims for sold rig proceeds	27
Recognition of lease liability and other accrued liability associated with the amended West Linus lease	25
Change in other current liabilities	52
(f)Liabilities subject to compromise were settled as follows in accordance with the Plan:

(In $ millions)	February 22, 2022 (Predecessor)
Senior under-secured external debt	5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amounts due to SFL Corporation Ltd under leases for the West Taurus and West Linus	506
Total liabilities subject to compromise	6,237
Attributable to:
Continuing operations	6,119
Discontinued operations	118

Payment of the AOD cash out option	(116)
Issuance of the Second Lien Facility	(717)
Premium associated with the Term Loan Facility	(9)
Debt issuance costs	(30)
Payment of the rig sale proceeds	(45)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid	(27)
Issuance of Shares to holders of Prepetition Credit Agreement claims	(1,244)
Issuance of Shares to the Rights Offering Participants	(187)
Issuance of Shares associated with the Equity Commitment Premium	(64)
Derecognition of West Linus rig and return of cash collateral	(182)
Reversal of the release of certain general unsecured operating accruals	(35)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
(g)Reflects the changes in long-term debt for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Issuance of the Term Loan Facility	175
Issuance of the Second Lien Facility	683
Issuance of the Convertible Bond	50
Record the premium on the Term Loan Facility and Second Lien Facility	43
Change in long-term debt	951
(h)Reflects the cancellation of the Predecessor’s common shares, additional paid in capital, and accumulated other comprehensive income.
(i)Reflects the cumulative net impact on retained loss as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Release of general unsecured operating accruals	35
Payment of success fees recognized on the Effective Date	(28)
Expense of Predecessor Directors & Officers insurance policy	(17)
Impact to net income	3,571
Cancellation of Predecessor common shares and additional paid in capital	3,513
Issuance of Shares to Predecessor equity holders	(4)
Net impact to retained loss	7,080
(j)Reflects the reorganization adjustments made to the Successor additional paid-in capital:

(In $ millions)	February 22, 2022 (Predecessor)
Fair value of Shares issued to holders of Prepetition Credit Agreement claims	1,456
Fair value of Shares issued to Predecessor equity holders	4
Fair value of the conversion option on the Convertible Bond	39
Successor additional paid-in capital	1,499
Fresh Start Adjustments
(k)Reflects the fair value adjustment to other current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)
Change in other current assets	31
Attributable to:
Continuing operations	20
Discontinued operations	11
(l)Reflects the fair value adjustment to the investments in PES of $14 million and in Sonadrill of $3 million.
(m)Reflects the fair value adjustment to drilling units and the elimination of accumulated depreciation.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	279
Attributable to:
Continuing operations	316
Discontinued operations	(37)
(n)Reflects the fair value adjustment to deferred tax assets of $1 million for favorable management contracts.
(o)Reflects the fair value adjustment to equipment and the elimination of accumulated depreciation.
(p)Reflects fair value adjustment to other non-current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	(4)
Change in other non-current assets	29
Attributable to:
Continuing operations	26
Discontinued operations	3
(q)Reflects the fair value adjustment to other current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)
Change in other current liabilities	17
(r)Reflects the fair value adjustment to deferred tax liabilities of $1 million to write-off previously recognized Fresh Start balances.
(s)Reflects the fair value adjustment to other non-current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)
Change in other non-current liabilities	63
(t)Reflects the cumulative impact of the Fresh Start accounting adjustments discussed above.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	242
Attributable to:
Continuing operations	266
Discontinued operations	(24)